UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number:  028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

  /s/ Charles H. Witmer         New York, New York         November 13, 2012
-------------------------     ----------------------     ---------------------
       [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $88,523
                                         (thousands)


List of Other Included Managers:

     Form 13F File Number          Name
     --------------------          -----------------------------
      1.       028-10559            Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
                                                         VALUE     SHS OR  SH/ PUT/     INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT PRN CALL     DISCRETION    MANAGERS    SOLE  SHARED  NONE
--------------------------  ----------------  ---------  --------  ------- --- ----   --------------  --------  ------- ------  ----
BLACK DIAMOND INC           COM               09202G101      516    58,846            SHARED-DEFINED     1       58,846
COLFAX CORP                 COM               194014106    5,164   140,810            SHARED-DEFINED     1      140,810
SPANSION INC                COM CL A NEW      84649R200    1,952   163,800            SHARED-DEFINED     1      163,800
CALPINE CORP                COM NEW           131347304    6,344   366,700            SHARED-DEFINED     1      366,700
SANOFI                      RIGHT 12/31/2020  80105N113      349   207,500            SHARED-DEFINED     1      207,500
GENTIUM S P A               SPONSORED ADR     37250B104      593    59,761            SHARED-DEFINED     1       59,761
GILDAN ACTIVEWEAR INC       COM               375916103   13,990   441,614            SHARED-DEFINED     1      441,614
GLOBE SPECIALTY METALS INC  COM               37954N206    5,805   381,428            SHARED-DEFINED     1      381,428
KENNAMETAL INC              COM               489170100      764    20,600            SHARED-DEFINED     1       20,600
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT    55608B105   11,530   277,974            SHARED-DEFINED     1      277,974
PACKAGING CORP AMER         COM               695156109    4,148   114,266            SHARED-DEFINED     1      114,266
PHILLIPS 66                 COM               718546104    5,298   114,252            SHARED-DEFINED     1      114,252
ROCK-TENN CO                CL A              772739207    2,103    29,140            SHARED-DEFINED     1       29,140
ROCKWOOD HLDGS INC          COM               774415103    8,200   175,955            SHARED-DEFINED     1      175,955
SEACOAST BKG CORP FLA       COM               811707306    1,240   779,803            SHARED-DEFINED     1      779,803
SIX FLAGS ENTMT CORP NEW    COM               83001A102    7,191   122,300            SHARED-DEFINED     1      122,300
TRONOX LTD                  SHS CL A          Q9235V101    8,128   358,856            SHARED-DEFINED     1      358,856
VIACOM INC NEW              CL B              92553P201    5,207    97,162            SHARED-DEFINED     1       97,162



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